Loan Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member]
Loan Receivable [Line Items]
Loans to third parties, percentage	0.00%	0.00%
Maximum [Member]
Loan Receivable [Line Items]
Loans to third parties, percentage	5.00%	5.00%